Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 7.7%
Activision Blizzard, Inc. (a)	4,520	$419,275
Alphabet, Inc. - Class A (a)	4,038	535,923
Madison Square Garden Sports Corp.	2,043	434,648
Nexstar Media Group, Inc.	857	160,019
The Trade Desk, Inc. - Class A (a)	8,494	775,163
TripAdvisor, Inc. (a)	7,700	143,605
ZoomInfo Technologies, Inc. (a)	6,249	159,787
		2,628,420
Consumer Discretionary - 6.9%
Airbnb, Inc. - Class A (a)	3,000	456,570
Booking Holdings, Inc. (a)	187	555,539
Boyd Gaming Corp.	4,785	326,911
Etsy, Inc. (a)	1,083	110,087
Expedia Group, Inc. (a)	1,769	216,755
H&R Block, Inc.	3,401	114,308
McDonald's Corp.	1,113	326,332
Wyndham Hotels & Resorts, Inc.	2,904	226,280
		2,332,782
Consumer Staples - 1.5%
Altria Group, Inc.	5,075	230,507
Olaplex Holdings, Inc. (a)	23,062	83,023
Philip Morris International, Inc.	2,050	204,426
		517,956
Energy - 8.0%
Antero Midstream Corp.	17,464	208,520
Antero Resources Corp. (a)	3,926	105,020
APA Corp.	3,081	124,750
Cheniere Energy, Inc.	926	149,882
ConocoPhillips	1,348	158,687
Coterra Energy, Inc.	6,277	172,869
Diamondback Energy, Inc.	1,229	181,056
DT Midstream, Inc.	2,551	136,530
EOG Resources, Inc.	1,095	145,120
EQT Corp.	3,960	167,033
Marathon Oil Corp.	4,898	128,670
Occidental Petroleum Corp.	2,487	157,004
PDC Energy, Inc.	2,855	216,666
Pioneer Natural Resources Co.	749	169,027
Range Resources Corp.	7,996	251,314
Texas Pacific Land Corp.	53	79,834
The Williams Cos., Inc.	4,870	167,772
		2,719,754
Health Care - 8.2%
AbbVie, Inc.	1,168	174,710
Amgen, Inc.	581	136,041
Bristol-Myers Squibb Co.	2,104	130,848
Certara, Inc. (a)	23,352	454,663
Danaher Corp.	648	165,279
Doximity, Inc. - Class A (a)	5,675	202,768
Gilead Sciences, Inc.	2,193	166,975
Jazz Pharmaceuticals PLC (a)	1,110	144,766
Maravai LifeSciences Holdings, Inc. - Class A (a)	12,323	139,373
Pfizer, Inc.	3,216	115,969
Premier, Inc.	4,688	130,092
QIAGEN NV (a)	4,172	195,333
United Therapeutics Corp. (a)	553	134,224
Veeva Systems, Inc. - Class A (a)	858	175,221
Vertex Pharmaceuticals, Inc. (a)	901	317,458
		2,783,720
Industrials - 5.0%
Copart, Inc. (a)	6,834	604,057
CSX Corp.	6,842	227,975
Paychex, Inc.	1,408	176,662
Union Pacific Corp.	882	204,642
Verisk Analytics, Inc.	2,140	489,932
		1,703,268
Information Technology - 60.7%
Adobe, Inc. (a)	1,140	622,634
Analog Devices, Inc.	1,730	345,187
ANSYS, Inc. (a)	1,717	587,386
Apple, Inc.	2,649	520,396
Applied Materials, Inc.	3,700	560,883
AppLovin Corp. - Class A (a)	41,602	1,306,303
Atlassian Corp. - Class A (a)	3,601	655,166
Autodesk, Inc. (a)	1,296	274,739
Bentley Systems, Inc.- Class B	10,293	554,587
Broadcom, Inc.	929	834,846
Cadence Design System, Inc. (a)	2,735	640,017
Cisco Systems, Inc.	5,531	287,833
Cognex Corp.	6,746	368,466
Crowdstrike Holdings, Inc. - Class A (a)	4,283	692,390
Dolby Laboratories, Inc. - Class A	4,579	405,745
Dropbox, Inc. - Class A (a)	10,746	289,605
Dynatrace, Inc. (a)	11,417	624,396
Enphase Energy, Inc. (a)	443	67,261
Fair Isaac Corp. (a)	701	587,417
Fortinet, Inc. (a)	8,373	650,750
Gen Digital, Inc.	6,968	135,528
GoDaddy, Inc. - Class A (a)	2,720	209,685
Intuit, Inc.	709	362,795
Keysight Technologies, Inc. (a)	1,110	178,799
KLA Corp.	885	454,846
Lam Research Corp.	962	691,187
Lattice Semiconductor Corp. (a)	4,991	453,881
Manhattan Associates, Inc. (a)	3,943	751,615
Microchip Technology, Inc.	2,941	276,277
Microsoft Corp.	1,701	571,400
Palo Alto Networks, Inc. (a)	2,486	621,401
PTC, Inc. (a)	2,426	353,735
Pure Storage, Inc. (a)	7,698	284,749
salesforce.com, Inc. (a)	3,213	722,957
ServiceNow, Inc. (a)	1,082	630,806
Skyworks Solutions, Inc.	3,439	393,318
Snowflake, Inc. (a)	2,497	443,742
Synopsys, Inc. (a)	1,393	629,357
Texas Instruments, Inc.	1,370	246,600
VeriSign, Inc. (a)	1,754	370,006
VMware, Inc. (a)	2,919	460,122
Zoom Video Communications, Inc. - Class A (a)	2,678	196,431
Zscaler, Inc. (a)	2,054	329,420
		20,644,664
Materials - 1.7%
CF Industries Holdings, Inc.	1,348	110,644
Southern Copper Corp.	5,263	460,197
		570,841
TOTAL COMMON STOCKS (Cost $30,678,793)		33,901,405
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 4.210% (b)	$91,135	91,135
TOTAL SHORT-TERM INVESTMENTS (Cost $91,135)		91,135

Total Investments (Cost $30,769,928) - 100.0%		33,992,540
Other Assets in Excess of Liabilities - 0.0%		7,683
TOTAL NET ASSETS - 100.0%		$34,000,223

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 33,901,405	$ -	$ -	$ -	$ 33,901,405
Short-Term Investments	91,135	-	-	-	91,135
Total Investments in Securities	$ 33,992,540	$ -	$ -	$ -	$ 33,992,540
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.